Investment in Associates and Joint Ventures	6 Months Ended
Apr. 30, 2025
Investments in Associates and Joint Ventures [Abstract]
Investment in Associates and Joint Ventures
NOTE 7: INVESTMENT IN ASSOCIATES AND JOINT VENTURES
INVESTMENT IN THE CHARLES SCHWAB CORPORATION

On February 12, 2025, the Bank sold its entire

remaining equity investment in The

Charles Schwab Corporation (“Schwab”)

through a registered offering and
share repurchase by Schwab. Immediately prior

to the sale, TD held
184.7

million shares of Schwab’s common stock, representing
10.1 % economic ownership.
The sale of the shares resulted in proceeds

of approximately $
21.0

billion and the Bank recognized in Other income

(loss) a net gain on sale of approximately
$ 9.2

billion. This gain is net of the release of

related cumulative foreign currency translation

from AOCI, the release of AOCI on designated

net investment hedging
items, and direct transaction costs. For segment

reporting, the Bank recognized an after-tax

gain of $
8.6

billion in its Corporate segment and $
184

million of
underwriting fees in its Wholesale segment

as a result of TD Securities acting as a lead

bookrunner on the transaction.

The transaction increased Common Equity

Tier 1 (CET1) capital by approximately
238

bps.

Prior to the sale, the Bank accounted

for its investment in Schwab using the equity

method. The Bank’s share of Schwab’s earnings available

to common
shareholders was reported with a one-month lag.

The Bank’s share of net income from its investment

in Schwab of $
74

million and $
305

million during the three
and six months ended April 30, 2025, respectively

(April 30, 2024 – $
194

million and $
335

million, respectively), reflects net income

after adjustments for
amortization of certain intangibles net of tax.
The Stockholder Agreement was terminated

by the Bank’s sale of its equity investment in Schwab

and the Bank discontinued

recording its share of earnings
available to common shareholders from its investment

in Schwab following the sale. The Bank

continues to have a business relationship

with Schwab through the
insured deposit account agreement (“IDA Agreement”).
Insured Deposit Account Agreement
On November 25, 2019, the Bank and Schwab

signed an insured deposit account agreement

(the “2019 Schwab IDA Agreement”), with an

initial expiration date of
July 1, 2031. Under the 2019 Schwab IDA

Agreement, starting July 1, 2021, Schwab

had the option to reduce the deposits by

up to US$
10

billion per year (subject
to certain limitations and adjustments),

with a floor of US$
50

billion. In addition, Schwab requested some

further operational flexibility to allow for the

sweep
deposit balances to fluctuate over time, under

certain conditions and subject to certain limitations.
On May 4, 2023, the Bank and Schwab entered

into an amended insured deposit account

agreement (the “2023 Schwab IDA Agreement”

or the “Schwab IDA
Agreement”), which replaced the 2019 Schwab

IDA Agreement. Pursuant to the 2023 Schwab

IDA Agreement, the Bank continues to make

sweep deposit
accounts available to clients of Schwab. Schwab

designates a portion of the deposits

with the Bank as fixed-rate obligation amounts

(FROA). Remaining deposits
are designated as floating-rate obligations.

In comparison to the 2019 Schwab IDA Agreement,

the 2023 Schwab IDA Agreement extends

the initial expiration date
by three years to July 1, 2034 and provides

for lower deposit balances in its first six

years, followed by higher balances in

the later years. Specifically, until
September 2025, the aggregate FROA

will serve as the floor. Thereafter, the floor will be set at US$
60

billion. In addition, Schwab had the option

to buy down up
to $ 6.8

billion (US$
5

billion) of FROA by paying the Bank certain

fees in accordance with the 2023 Schwab

IDA Agreement, subject to certain limits.

During the first quarter of fiscal 2024, Schwab

exercised its option to buy down the remaining

$
0.7

billion (US$
0.5

billion) of the US$
5

billion FROA buydown
allowance and paid $ 32

million (US$
23

million) in termination fees to the Bank in accordance

with the 2023 Schwab IDA Agreement. By

the end of the first quarter
of fiscal 2024, Schwab had completed its buydown

of the full US$
5

billion FROA buydown allowance and had

paid a total of $
337

million (US$
250

million) in
termination fees to the Bank. The fees were

intended to compensate the Bank for losses

incurred from discontinuing certain hedging

relationships and for lost
revenues. The net impact was recorded in

net interest income.
Refer to Note 27 of the Bank’s 2024 Annual

Consolidated Financial Statements for further details

on the Schwab IDA Agreement.